Investments (Tables)	6 Months Ended
Jun. 30, 2020
Investments [Abstract]
Schedule of investments
Investments accounted for under the equity method of accounting consisted of the following as of June 30, 2020 and December 31, 2019:

	% Ownership as of June 30, 2020	As of
		June 30, 2020	December 31, 2019
AerDragon	16.7	$69,568	$68,673
AerLift	39.3	36,933	35,188
ACSAL	19.4	17,119	16,118
		$123,620	$119,979